Financial Instruments and Fair Value Measurements, Fair Value of Derivatives and Location on Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Cross-Currency Swaps [Member] | Designated [Member] | Other Current Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	$ 0	$ 66
Cross-Currency Swaps [Member] | Designated [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	271	19
Interest Rate Swaps [Member] | Designated [Member] | Other Assets [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	0	36
Interest Rate Swaps [Member] | Designated [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	75	0
Interest Rate Swaps [Member] | Not Designated [Member] | Other Assets [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	0	8
Interest Rate Swaps [Member] | Not Designated [Member] | Other Long-Term Liabilities [Member]
Derivative Instruments [Abstract]
Fair value of derivative instruments	$ 62	$ 104